Share Capital and Contributed Surplus (Tables)	12 Months Ended
Feb. 29, 2024
Notes and other explanatory information [abstract]
The following details the changes in outstanding RSUs for the year ended February 29, 2024:

The following details the changes in outstanding RSUs for the year ended February 29, 2024:

Number of RSUs
Outstanding, February 28, 2022 and 2023	—
Granted during the year	4,361,286
Vested and exercised during the year	(1,286,988)
Outstanding, February 29, 2024	3,074,298

The following details the changes in outstanding options for the year ended February 29, 2024:

The following is a summary of RSUs outstanding and exercisable as of February 29, 2024:

Expiry date	Number of RSUs outstanding	Number of RSUs exercisable
December 15, 2026	2,273,898	—
December 15, 2027	800,400	—
	3,074,298	—

30 | P a g e

FIRST PHOSPHATE CORP.

Notes to the Financial Statements

February 29, 2024 and February 28, 2023

(Expressed in Canadian Dollars)

For the year ended February 29, 2024, the Company recorded $758,807 of share-based compensation related to the vesting of RSUs (2023 - $Nil, 2022 - $Nil).

Options

The following details the changes in outstanding options for the year ended February 29, 2024:

	Number of Options	Weighted Average Exercise Price $
Outstanding, February 28, 2021	4,650	70
Expired during the year	(4,250)	75
Outstanding, February 28, 2022	400	35
Issued during the year	6,725,000	0.28
Expired during the year	(400)	35
Exercised during the year	(500,000)	0.02
Outstanding, February 28, 2023	6,225,000	0.30
Issued during the year	4,842,000	0.51
Forfeited during the year	(1,099,000)	0.60
Cancelled during the year	(75,000)	0.23
Outstanding, February 29, 2024	9,893,000	0.37

The following details the changes in outstanding options for the year ended February 29, 2024:

The following details the changes in outstanding options for the year ended February 29, 2024:

	Number of Options	Weighted Average Exercise Price $
Outstanding, February 28, 2021	4,650	70
Expired during the year	(4,250)	75
Outstanding, February 28, 2022	400	35
Issued during the year	6,725,000	0.28
Expired during the year	(400)	35
Exercised during the year	(500,000)	0.02
Outstanding, February 28, 2023	6,225,000	0.30
Issued during the year	4,842,000	0.51
Forfeited during the year	(1,099,000)	0.60
Cancelled during the year	(75,000)	0.23
Outstanding, February 29, 2024	9,893,000	0.37

The following is a summary of options outstanding and exercisable as of February 29, 2024:

The following is a summary of options  outstanding and exercisable as of February 29, 2024:

Expiry date	Number of options outstanding	Number of options exercisable	Exercise price $	Life remaining
June 27, 2024	25,000	25,000	0.70	0.33
September 30, 2024	183,000	183,000	0.70	0.58
February 22, 2026	3,075,000	2,306,250	0.25	1.98
February 22, 2026	2,850,000	2,137,500	0.35	1.98
September 1, 2026	750,000	187,500	0.70	2.50
December 29, 2026	310,000	—	0.40	2.83
December 29, 2028	2,700,000	—	0.40	4.83
	9,893,000	4,839,250

Schedule of fair value of options granted with weighted average assumptions

Weighted Averages	February 29, 2024	February 28, 2023	February 28, 2022
Share price	$0.41	$0.18	—
Dividend yield	Nil	Nil	—
Exercise price	$0.51	$0.18	—
Risk-free interest rate	3.58%	3.47%	—
Expected volatility	1.00	100%	—
Expected expiration	4.12	2.39	—

The following details the changes in outstanding warrants for the year ended February 29, 2024:

The following details the changes in outstanding warrants for the year ended February 29, 2024:

	Number of warrants	Weighted Average Exercise Price $
Outstanding, February 29, 2021	—	—
Issued during the year	124,224	0.32
Outstanding, February 28, 2022	124,224	0.32
Issued during the year	6,731,957	0.49
Cancelled during the year	(124,224)	0.32
Exercised during the year	(184,480)	0.25
Outstanding, February 28, 2023	6,547,477	0.49
Issued during the year	10,480,833	0.56
Exercised during the year	(65,383)	0.28
Outstanding, February 29, 2024	16,962,927	0.54

The following is a summary of warrants outstanding and exercisable as at February 29, 2024:

The following is a summary of warrants outstanding and exercisable as at February 29, 2024:

Expiry date	Number of warrants outstanding	Number of warrants exercisable	Exercise price $	Weighted average life remaining
August 23, 2024	80,640	80,640	0.25	0.48
December 31, 2025	10,024,498	10,024,498	0.50	1.84
April 24, 2026	1,607,789	1,607,789	1.25	2.15
December 31, 2028	5,250,000	2,625,000	0.40	4.83
Total	16,962,927	14,337,927

Schedule of warrants issued with weighted average inputs

Weighted Averages	February 29, 2024	February 28, 2023	February 28, 2022
Share price	$0.40	$0.30	—
Dividend yield	Nil	Nil	—
Exercise price	$0.43	$0.37	—
Risk-free interest rate	3.76%	3.48%	—
Expected volatility	100%	100%	—
Expected expiration	4.43	2.48	—